Supplementary Financial Statement Information	6 Months Ended
Jun. 30, 2026
Supplementary Financial Statement Information [Abstract]
SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION

NOTE 7 - SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION:

A.	PREPAID EXPENSES AND OTHER RECEIVABLES (U.S. dollars in thousands):

	June 30,	December 31,
	2026	2025
Institutional receivables	$290	$283
Prepaid expenses	233	119
Others	84	34
	$607	$436

B.	OTHER PAYABLES (U.S. dollars in thousands):

	June 30,	December 31,
	2026	2025
Employees and employee institutions	643	580
Expenses payable	345	712
Royalties payable	554	574
Advances from Baran	838	474
Other liabilities	29	18
	2,409	2,358

C.	REVENUES:

In the six-month period ended June 30, 2025 the Company recognized revenue from thermal energy storage unit provided to a customer in Europe (100%).

Revenue recognized that was included in the contract liability balance (deferred revenue) at the beginning of the reported interim periods ended June 30, 2026 and 2025 amounts to $0 and $387 thousand, respectively.

D.	COST OF REVENUES (U.S. dollars in thousands):

	Six months ended June 30,
	2026	2025
Consultants and subcontractors - thermal energy storage unit costs	-	426
Write down of work-in-progress inventory to net realizable value	473	636
	473	1,062
Operating costs not attributed to projects (mainly salary and related expenses)*	874	793
	1,347	1,855

*	Plant cost and expenses not operating in full capacity.

E.	RESEARCH AND DEVELOPMENT (U.S. dollars in thousands):

	Six months ended June 30,
	2026	2025
Salary and related expenses	1,220	1,514
Consultants and subcontractors	70	131
Expenditure on materials	18	269
Office maintenance	116	200
Depreciation and other	4	297
	1,428	2,411

F.	SELLING AND MARKETING (U.S. dollars in thousands):

	Six months ended June 30,
	2026	2025
Salary and related expenses	653	500
Office maintenance	17	18
Project Promotion	39	43
Consultants	-	10
Other	56	53
	765	624

G.	GENERAL AND ADMINISTRATIVE (U.S. dollars in thousands):

	Six months ended June 30,
	2026	2025

Salary and related expenses	1,669	1,156
Office maintenance	76	117
Consultants and insurance	654	720
Depreciation and other	30	82
	2,429	2,075

H.	OTHER FINANCIAL INCOME (EXPENSES), NET (U.S. dollars in thousands):

	Six months ended June 30,
	2026	2025
Interest income	58	27
Fair value adjustments of warrants	-	6
Exchange rate differences, Net	104	(644)
Bank fees	(6)	(6)
	156	(617)

I.	Loss per ordinary share:

Net loss per share is calculated and reported under the “two-class” method. Basic loss per share is computed by dividing net income or loss, reduced by preference and deemed dividends for down-round adjustments, by the weighted-average number of Ordinary Shares outstanding during the year including prefunded warrants with token exercise price (“penny” warrants). Diluted loss per share is based on the weighted average number of Ordinary Shares used for basic computation, taking into account that the preferred shares do not participate in losses and as the inclusion of any potential Ordinary Shares in the reported years would be anti-dilutive.

Potentially dilutive Ordinary Shares result from the conversion of preferred shares, the assumed exercise of options and warrants, using the “treasury stock” method, and the assumed vesting of restricted share units.

Basic and diluted loss per share is computed as follows:

	Six months ended June 30,
Numerator ($ in thousands):	2026	*2025
Net loss for the period, as reported	(6,089)	(7,454)
8% dividend on preferred shares	(149)	-
Deemed dividend for down-round adjustments:
- Preferred shares	(6,736)	-
- Warrants	(1,840)	-
Numerator for basic and diluted net loss per Ordinary Share - net loss attributable to shareholders	(14,814)	(7,454)
Denominator (Ordinary Shares in thousands)*
Weighted average number of shares outstanding during the period	117,661	9,359
Denominator for basic and diluted loss per share – weighted number of Ordinary Shares	117,661	9,359

Basic and dilutive loss per Ordinary Share (in dollars)	(125.90)	(796.45)

*	Post reverse splits of shares – see Note 5A.

For the reported periods, all ordinary shares underlying the conversion of preferred shares, options and warrants (except for “penny warrant”) have been excluded from the calculation of the diluted net loss per share since their effect was anti-dilutive.

These include as of June 30, 2026: Share option and warrants exercisable to 386,134 Ordinary Shares that, as of June 30, 2026, have zero effect under the treasury stock method and Preferred shares and share options that are “in the money” exercisable to 425,047 Ordinary Shares.